PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
PROPERTY, PLANT AND EQUIPMENT

5.	PROPERTY, PLANT AND EQUIPMENT

The reconciliation of the carrying amounts of the items comprising “Property, plant and equipment” at the beginning and end of the reporting period is set forth below:

Cost	Balance at 12/31/2024	Additions	Derecognitions	Balance at 12/31/2025
Machinery and equipment	834	50	-	884
Other fixtures, fittings and tools	10	-	-	10
Total	844	50	-	894
Accumulated depreciation (Note 13)

Machinery and equipment	(387)	(86)*	-	(473)
Other fixtures, fittings and tools	(4)	-	-	(4)
Total	(391)	(86)	-	(477)
Carrying amount	453	(36)	-	417

*	The difference between the depreciation expense disclosed in Note 6 and Note 13 arises from using different FX rates: year-end rates for statement of financial position and average rates for statement of operations.

Cost	Balance at 12/31/2023	Additions		Derecognitions	Balance at 12/31/2024
Machinery and equipment	639	248		(53)	834
Other fixtures, fittings and tools	10	-		-	10
Total	649	248		(53)	844
Accumulated depreciation (Note 13)

Machinery and equipment	(314)	(126	)*	53	(387)
Other fixtures, fittings and tools	(4)	-		-	(4)
Total	(318)	(126)		53	(391)
Carrying amount	331	122		-	453